Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - ke:EBP001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	35-2047713
EBP, Plan Number	001
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 1,138,965
EBP, Asset Held for Investment	159,938,969
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	147,134,315
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2035 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,424,789
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Dodge & Cox, Income Fund Class I</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	637,564
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, JP Morgan, Large Cap Growth Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,584,670
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Macquarie, Small Cap Core Fund; Institutional Class</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,651,337
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Inflation-Protected Securities Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	693,246
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Institutional Index Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,160,623
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, International Growth Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,883,655
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Small-Cap Index Fund Institutional Shares</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,172,706
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2040 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,597,846
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2050 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,973,675
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2060 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,830,212
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2065 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,269,112
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2070 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	100,054
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Real Estate Index Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	718,634
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Total Bond Market Index Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,260,050
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Total International Stock Index Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,676,829
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement Income</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,979,884
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Windsor II Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,015,974
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2020 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,806,641
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2025 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,284,733
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2030 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	14,176,975
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2045 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,314,652
Investment, Identifier [Axis]: <us-gaap:investmentidentifieraxis.domain>Mutual Funds, Vanguard, Vanguard Target Retirement 2055 Fund</us-gaap:investmentidentifieraxis.domain>
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,920,454